PREMISES AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of premises and equipment total
As of December 31, 2025 and 2024, the premises and equipment, net consisted of the following:

Composition	December 31, 2025(1)	December 31, 2024
In millions of COP
Premises and equipment for own use, net	2,410,891	2,650,602
Premises and equipment in operating leases, net	2,995,983	3,255,462
Total premises and equipment, net	5,406,874	5,906,064
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025, which recorded property and equipment, net, amounting to COP 90,536, which were reclassified to Assets related to investments in subsidiaries held for sale. For more information, see Note 1.
Reporting Entity, Note 2.D12. Material Accounting Policies – Assets Held for Sale and Discontinued Operations and Note 31. Discontinued Operation.
Premises and equipment total

Premises and equipment total	Balance as of January 1, 2025	Roll - forward						Balance as of December 31, 2025(1)
		Reclassification to assets held for sale(1)	Additions	Expenses depreciation and impairment(2)	Disposals	Transfers(3)	Effect of changes in foreign exchange rate
In millions of COP
Total premises and equipment - cost	8,691,093	(440,954)	1,216,866	-	(353,203)	(1,001,944)	(172,799)	7,939,059
Total premises and equipment - accumulated depreciation	(2,785,029)	320,951	-	(612,853)	145,808	326,349	72,589	(2,532,185)
Total premises and equipment - accumulated impairment	-	-	-	(543)	543	-	-	-
Total premises and equipment, net	5,906,064	(120,003)	1,216,866	(613,396)	(206,852)	(675,595)	(100,210)	5,406,874
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Material Accounting Policies – Assets Held for Sale and Discontinued Operations and Note 31. Discontinued Operation.
(2)See Note 26.3. Depreciation, amortization and impairment.
(3)Total transfers of premises and equipment, net, to assets held for sale, net amount to COP (633,021).
Premises and equipment total

Premises and equipment total	Balance as of January 1, 2024	Roll - forward					Balance as of December 31, 2024
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers	Effect of changes in foreign exchange rate
In millions of COP
Total premises and equipment - cost	9,062,128	1,079,129	-	(346,801)	(1,321,553)	218,190	8,691,093
Total premises and equipment - accumulated depreciation	(2,539,594)	-	(633,755)	162,006	332,665	(106,351)	(2,785,029)
Total premises and equipment - accumulated impairment	-	-	(842)	842	-	-	-
Total premises and equipment, net	6,522,534	1,079,129	(634,597)	(183,953)	(988,888)	111,839	5,906,064
(1)See Note 26.3. Depreciation, amortization and impairment.

Schedule of premises and equipment for own use
As of December 31, 2025
Premises and equipment for own use

Premises and equipment for own use	Balance as of January 1, 2025	Roll - forward						Balance as of December 31, 2025(1)
		Reclassification to assets held for sale(1)	Additions(2)	Expenses depreciation and impairment(3)	Disposals	Transfers(4)	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	538,633	(8,646)	-	-	(4,007)	(3,406)	(28,942)	493,632
Construction in progress
Cost	46,689	-	21,124	-	-	(54,157)	(2,781)	10,875
Buildings
Cost	1,876,034	(212,870)	1,624	-	(10,874)	44,340	(77,951)	1,620,303
Accumulated depreciation	(574,669)	166,192	-	(28,289)	6,543	6,261	32,171	(391,791)
Furniture and fixtures
Cost	780,165	(87,437)	59,475	-	(16,527)	(1,405)	(26,733)	707,538
Accumulated depreciation	(464,712)	72,041	-	(45,846)	13,918	(157)	15,065	(409,691)
Accumulated impairment	-	-	-	(44)	44	-	-	-
Computer equipment
Cost	1,072,944	(127,379)	109,669	-	(58,991)	(1,189)	(34,209)	960,845
Accumulated depreciation	(646,428)	80,050	-	(108,511)	47,440	158	24,113	(603,178)
Accumulated impairment	-	-	-	(499)	499	-	-	-
Vehicles
Cost	36,434	(4,622)	6,298	-	(2,713)	1,507	(1,932)	34,972
Accumulated depreciation	(19,810)	2,668	-	(5,634)	2,000	-	1,148	(19,628)
Leasehold improvements
Cost	5,907	-	33,103	-	(177)	(31,048)	(251)	7,534
Accumulated depreciation	(585)	-	-	(28)	1	-	92	(520)
Total premises and equipment for own use - cost	4,356,806	(440,954)	231,293	-	(93,289)	(45,358)	(172,799)	3,835,699
Total premises and equipment - accumulated depreciation	(1,706,204)	320,951	-	(188,308)	69,902	6,262	72,589	(1,424,808)
Total premises and equipment - accumulated impairment	-	-	-	(543)	543	-	-	-
Total premises and equipment for own use, net	2,650,602	(120,003)	231,293	(188,851)	(22,844)	(39,096)	(100,210)	2,410,891
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025, which reports Premises and equipment for own use, net, of COP 90,536. The associated reclassification amounted to COP 120,003; the difference of COP 29,467 corresponds to the movements recognized between the classification date and the end of the period—mainly expenses depreciation and impairment, additions, disposals, transfers, and the effect of changes in foreign exchange rate—which affect Land; Construction in progress; Buildings; Furniture and fixtures; Computer equipment; Vehicles; and Leasehold improvements. For more information, see Note 1. Reporting Entity, Note 2.D12. Material Accounting Policies – Assets Held for Sale and Discontinued Operations and Note 31. Discontinued Operation.
(2) Corresponds mainly to Bancolombia S.A., due to the acquisition of computer equipment — including laptops, ATMs, central processing units (CPU), and digital recorders — as well as furniture and fixtures such as handling units, power plants, modular systems, and executive chairs. It also includes investments made in leasehold improvements across several branches and offices nationwide. Finally, it incorporates construction in progress projects related to educational infrastructure, operational branches, and corporate developments in different locations.
(3) The impairment mainly relates to Bancolombia S.A., and corresponds to the procedure applied to assets affected by obsolescence, accidents, and other events, resulting in their write‑off. See Note 26.3. Depreciation, amortization and impairment.
(4) Corresponds mainly to Bancolombia S.A. and includes movements in leasehold improvements transferred to right‑of‑use assets and to buildings, arising from adaptations at various branches. It also includes construction in progress transferred to buildings, the settlement of advances, transfers to idle assets, and reclassifications from investment properties. Movements in land correspond to transfers to idle assets and reclassifications from investment properties.
As of December 31, 2024
Premises and equipment for own use

Premises and equipment for own use	Balance as of January 1, 2024	Roll - forward					Balance as of December 31, 2024
		Additions(1)	Expenses depreciation and impairment(2)	Disposals(3)	Transfers(4)	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	517,405	-	-	(8,729)	1,437	28,520	538,633
Construction in progress
Cost	83,633	27,273	-	(19,945)	(51,842)	7,570	46,689
Buildings
Cost	1,740,005	14,187	-	(17,843)	42,645	97,040	1,876,034
Accumulated depreciation	(493,196)	-	(36,311)	5,581	865	(51,608)	(574,669)
Furniture and fixtures
Cost	678,138	88,033	-	(20,444)	98	34,340	780,165
Accumulated depreciation	(415,517)	-	(42,332)	15,163	(6)	(22,020)	(464,712)
Accumulated impairment	-	-	(441)	441	-	-	-
Computer equipment
Cost	974,433	163,304	-	(111,079)	(1,857)	48,143	1,072,944
Accumulated depreciation	(592,436)	-	(116,102)	93,511	6	(31,407)	(646,428)
Accumulated impairment	-	-	(401)	401	-	-	-
Vehicles
Cost	33,980	4,809	-	(5,174)	445	2,374	36,434
Accumulated depreciation	(17,306)	-	(6,007)	4,762	17	(1,276)	(19,810)
Leasehold improvements
Cost	16,637	33,848	-	-	(44,781)	203	5,907
Accumulated depreciation	(522)	-	(23)	-	-	(40)	(585)
Total premises and equipment for own use - cost	4,044,231	331,454	-	(183,214)	(53,855)	218,190	4,356,806
Total premises and equipment - accumulated depreciation	(1,518,977)	-	(200,775)	119,017	882	(106,351)	(1,706,204)
Total premises and equipment - accumulated impairment	-	-	(842)	842	-	-	-
Total premises and equipment for own use, net	2,525,254	331,454	(201,617)	(63,355)	(52,973)	111,839	2,650,602
(1) Corresponds mainly to Bancolombia S.A due to:
Computer equipment, mainly: ATMs, laptops, central processing unit (CPU), and security cameras.
Furniture and fixtures, mainly: Condensing unit, modular system, handling unit and Chiller (complementary air conditioning equipment), power plant, and cashier stand.
Leasehold improvements, mainly: Cosmocentro building, Carrera Primera Branch and Calle 76 Branch.
(2) See Note 26.3. Depreciation, amortization and impairment.
The impairment, mainly in Bancolombia S.A, corresponds to the procedure defined in the assets for obsolescence, accidents and others, which results in the write-off of the asset.
(3) Corresponds mainly to Bancolombia S.A in computer equipment due to obsolescence of ATMs and laptops.
(4) Corresponds mainly to Bancolombia S.A. for transfer to right-of-use assets due to completion of improvements and activation of contracts, the most significant improvements being in branches and activation due to completion of improvements of other assets.

Schedule of premises and equipment in operating leases
Premises and equipment in operating leases

Premises and equipment in operating leases	Balance as of January 1, 2025	Roll - forward				Balance as of December 31, 2025
		Additions(2)	Expenses depreciation and impairment(1)	Disposals(3)	Transfers
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	2,091
Accumulated depreciation	(868)	-	(254)	-	-	(1,122)
Computer equipment
Cost	265,230	77,896	-	(11,966)	(37,468)	293,692
Accumulated depreciation	(124,865)	-	(68,811)	9,786	33,038	(150,852)
Vehicles
Cost	4,066,966	907,677	-	(247,948)	(919,118)	3,807,577
Accumulated depreciation	(953,092)	-	(355,480)	66,120	287,049	(955,403)
Total premises and equipment in operating leases - cost	4,334,287	985,573	-	(259,914)	(956,586)	4,103,360
Total premises and equipment - accumulated depreciation	(1,078,825)	-	(424,545)	75,906	320,087	(1,107,377)
Total premises and equipment in operating leases, net	3,255,462	985,573	(424,545)	(184,008)	(636,499)	2,995,983
(1)See Note 26.3. Depreciation, amortization and impairment.
(2)Additions correspond mainly to Bancolombia S.A., explained by the purchase of vehicles to be placed into operating lease contracts, through Renting Colombia S.A.S.
(3)Corresponds mainly to Bancolombia S.A. and includes movements in vehicles arising from the transfer of assets whose operating lease contracts ended and were reclassified as inventory, as well as transfers to loan portfolio associated with financial lease repositioning.
Premises and equipment in operating leases

Premises and equipment in operating leases	Balance as of January 1, 2024	Roll - forward				Balance as of December 31, 2024
		Additions	Expenses depreciation and impairment(1)	Disposals	Transfers
In millions of COP
Furniture and fixtures
Cost	2,091	-	-	-	-	2,091
Accumulated depreciation	(614)	-	(254)	-	-	(868)
Computer equipment
Cost	228,161	73,678	-	(15,015)	(21,594)	265,230
Accumulated depreciation	(95,638)	-	(63,251)	12,730	21,294	(124,865)
Vehicles(2)
Cost	4,787,645	673,997	-	(148,572)	(1,246,104)	4,066,966
Accumulated depreciation	(924,365)	-	(369,475)	30,259	310,489	(953,092)
Total premises and equipment in operating leases - cost	5,017,897	747,675	-	(163,587)	(1,267,698)	4,334,287
Total premises and equipment - accumulated depreciation	(1,020,617)	-	(432,980)	42,989	331,783	(1,078,825)
Total premises and equipment in operating leases, net	3,997,280	747,675	(432,980)	(120,598)	(935,915)	3,255,462
(1)See Note 26.3. Depreciation, amortization and impairment.
(2)The decrease is mainly in Bancolombia S.A., due to cancellations and transfers to inventories of vehicles leased..